Annual Total Returns[BarChart] - AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.30%	15.69%	38.81%	7.20%	(5.49%)	24.31%	12.19%	(14.06%)	22.64%	2.44%